Long-term Debt - Summary of Unsecured Notes (Detail) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Apr. 07, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Total Debt Principal			$ 2,900
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 7,650			$ 4,750
Total Debt Principal, (CAD equivalent) | CAD	CAD 9,597			CAD 6,378
5.70 % Due October 15, 2019 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		1,300
Total Debt Principal, (CAD equivalent) | CAD	1,631			1,746
3.00% Due August 15, 2022 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		500
Total Debt Principal, (CAD equivalent) | CAD	627			671
3.80% Due September 15, 2023 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		450
Total Debt Principal, (CAD equivalent) | CAD	565			604
4.25% Due April 15, 2027 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		1,200	1,200
Total Debt Principal, (CAD equivalent) | CAD	1,505
5.25% Due June 15, 2037 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		700	700
Total Debt Principal, (CAD equivalent) | CAD	878
6.75% Due November 15, 2039 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		1,400
Total Debt Principal, (CAD equivalent) | CAD	1,756			1,880
4.45% Due September 15, 2042 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		750
Total Debt Principal, (CAD equivalent) | CAD	941			1,007
5.20% Due September 15, 2043 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		350
Total Debt Principal, (CAD equivalent) | CAD	439			CAD 470
5.40% Due June 15, 2047 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 1,000	$ 1,000
Total Debt Principal, (CAD equivalent) | CAD	CAD 1,255